Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Changes in the Amount of Property, Plant And Equipment
The changes in the amount of property, plant and equipment are as follows:

	Land, buildings and leasehold improvements	Machinery, equipment, furniture and fixtures	Total
At cost
Balance January 1, 2013	187,880	475,629	663,509
Capital expenditures	1,580	15,483	17,063
Deconsolidation ASMPT	(145,290)	(322,398)	(467,688)
Retirements and sales	(13,792)	(10,966)	(24,758)
Reclassification from held for sale	3,393	—	3,393
Reclassification	—	(66)	(66)
Foreign currency translation effect	(4,824)	(15,823)	(20,647)
Balance December 31, 2013	28,947	141,859	170,806
Capital expenditures	619	30,028	30,647
Retirements and sales	(813)	(17,092)	(17,905)
Reclassification	402	(402)	—
Foreign currency translation effect	1,757	11,033	12,790
Balance December 31, 2014	30,912	165,426	196,338

Accumulated depreciation
Balance January 1, 2013	87,377	300,696	388,073
Depreciation for the year	4,502	15,545	20,047
Deconsolidation ASMPT	(64,699)	(192,581)	(257,280)
Retirements and sales	(13,700)	(7,089)	(20,789)
Reclassification	—	(66)	(66)
Foreign currency translation effect	(2,751)	(12,959)	(15,710)
Balance December 31, 2013	10,729	103,546	114,275
Depreciation for the year	2,001	10,576	12,577
Retirements and sales	(732)	(16,814)	(17,546)
Reclassification	9	(9)	—
Foreign currency translation effect	1,031	6,765	7,796
Balance December 31, 2014	13,038	104,064	117,102

Property, plant and equipment, net
December 31, 2013	18,218	38,313	56,531
December 31, 2014	17,874	61,362	79,236

Useful lives in years
Buildings and leasehold improvements	10-25
Machinery and equipment	2-10
Furniture and fixtures	2-10